Derivative financial instruments - Cash flow sensitivity (Detail) ₺ in Thousands	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)
Cash flow sensitivity analysis for variable rate instruments [line items]
Change in interest rate for sensitivity analysis	0.0100
Change in foreign exchange for sensitivity analysis	10.00%
Interest rate risk and currency risk [member] | Derivatives [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 1,359,661	₺ 1,208,470
Increase (decrease) in profit (loss) due to potential decrease in interest rate	2,196,641	895,443
Increase (decrease) in equity due to potential increase in interest rate	(841,156)	(505,640)
Increase (decrease) in equity due to potential decrease in interest rate	(1,631,868)	(235,292)
Interest rate risk and currency risk [member] | Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	1,199,942	1,158,627
Increase (decrease) in profit (loss) due to potential decrease in interest rate	2,230,500	849,915
Increase (decrease) in equity due to potential increase in interest rate	(620,462)	(516,772)
Increase (decrease) in equity due to potential decrease in interest rate	(1,445,257)	(247,934)
Interest rate risk and currency risk [member] | Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	159,719	49,843
Increase (decrease) in profit (loss) due to potential decrease in interest rate	(33,859)	45,528
Increase (decrease) in equity due to potential increase in interest rate	(220,694)	11,132
Increase (decrease) in equity due to potential decrease in interest rate	₺ (186,611)	₺ 12,642